ALLIANCE BOND FUND
U.S. GOVERNMENT PORTFOLIO

SEMI-ANNUAL REPORT
DECEMBER 31, 1995




LETTER TO SHAREHOLDERS             ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

February 12, 1996

Dear Shareholder:

The U.S. bond market continued its impressive, broad-based rally over the past six months. Despite continued economic growth, the rally strengthened, as restrained inflationary pressures and a more accommodative monetary policy buoyed investor confidence. Treasury and mortgage obligations both performed well, though mortgage returns were tempered by higher prepayment activity. Across all major sectors of the U.S. fixed income market, longer-duration securities outperformed shorter-duration securities as interest rates for all maturities declined.

INVESTMENT RESULTS
The following table shows the U.S. Government Portfolio's investment results over the six- and twelve-month periods ended December 31, 1995. Also shown for comparison are the total returns for the U.S. Treasury market, represented by the unmanaged Lehman Brothers (LB) Government Bond Index, and for the average of its Lipper universe of 174 general U.S. Government funds. These funds have generally similar investment objectives to your Fund though some funds included in the average may have somewhat different investment policies.


                             Total Returns Through December 31, 1995
                                          Six Months   Twelve Months
                                          ----------   -------------
  ALLIANCE U.S. GOVERNMENT PORTFOLIO
    Class A                                  +5.67%        +16.55%
    Class B                                  +5.30%        +15.55%
    Class C                                  +5.43%        +15.85%

  LB GOVERNMENT BOND INDEX                   +6.41%        +18.33%

  LIPPER GENERAL U.S. GOV'T FUNDS AVG.      +12.93%        +17.34%


Total returns are based on the net asset values of each class of shares as of December 31; additional investment results appear on page 3.

ECONOMIC REVIEW
While the U.S. economy slowed in the first half of 1995, growth reaccelerated in the third quarter due to larger than expected increases in residential housing, government spending and business inventories. Fourth quarter economic growth appears less robust, however. Retail sales remain weak despite significant discounting during the holiday season. Gains in real disposable income have slowed and personal debt levels continue to escalate. Growth also remains sluggish in the manufacturing sector. The National Association of Purchasing Management (NAPM) Index was steady at 46.0% in December but has remained below 50% for five consecutive months. (A reading below 50% signals a slowdown in manufacturing output.)

Inflation data remain very favorable to the bond market. Broad price indices such as the Consumer Price Index and Producer Price Index have risen very modestly and labor costs remain under control. The benign inflation outlook and the chance of a significant federal government deficit reduction package may allow the Federal Reserve to further cut interest rates in the months ahead.

BOND MARKET REVIEW
Since we last reported, the U.S. bond market continued to post significant gains across nearly all fixed income sectors. The rally was fueled largely by the aforementioned economic developments. U.S. Treasuries outperformed mortgages during the period as mortgage returns were tempered by higher prepayment activity. Across all major sectors of the U.S. fixed income market, longer-duration securities outperformed shorter-duration securities as interest rates for all maturities declined.

During 1995, mortgage rates continued to decline. However, the incentive to refinance in 1995 differed from the 1993 experience because Treasury bill rates ended the period higher than they were in 1993. This made adjustable rate mortgages and other mortgages tied to the front end of the yield curve less attractive refinancing alternatives than they were in the last rally. Therefore, in spite of the low levels of rates, prepayments for fixed rate mortgages did not reach the levels experienced in 1993.


1



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

INVESTMENT OUTLOOK
It is our view that U.S. economic growth will remain modest in the period ahead. Our forecast calls for a fixed base year GDP growth rate of 2.0% in the first six months of the year. With few inflationary pressures on the horizon, we expect the Federal Reserve to cut interest rates further to stimulate consumer expenditures and investment. If our forecast proves correct, the result should be further gains in U.S. bond prices.

Thank you for your continued interest and investment in Alliance U.S. Government Portfolio. As always we look forward to reporting its progress to you in coming periods.

Sincerely,

John D. Carifa
Chairman and President

Paul J. DeNoon
Vice President


2



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

Alliance Bond Fund U.S. Government Portfolio seeks as high a level of current income as is consistent with safety of principal. The Fund invests solely in a diversified portfolio of U.S. Government securities backed by the full faith and credit of the U.S. Government.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1995


CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ---------------------------
 . One Year                   +16.55%        +11.66%
 . Five Years                  +8.46%         +7.52%
 . Since Inception*            +8.24%         +7.77%
SEC Yield                      5.79%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ---------------------------
 . One Year                   +15.55%        +12.55%
 . Since Inception*            +7.16%         +7.16%
SEC Yield                      5.34%

CLASS C SHARES
 . One Year                   +15.85%
 . Since Inception*            +5.32%
SEC Yield                      5.34%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yields are for the 30 days ended December 31, 1995.


*  Inception: 12/2/85, Class A; 9/30/91, Class B; 5/3/93, Class C.


3



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-99.1%
U.S. TREASURY SECURITIES-70.6%
U.S. TREASURY BONDS-38.1%
  6.875%, 8/15/25                              $ 20,000     $ 22,556,200
  7.625%, 2/15/25                                15,000       18,342,150
  12.375%, 5/15/04                               35,000       50,673,350
  12.50%, 8/15/14                               124,900      201,616,078
  14.00%, 11/15/11                              142,300      236,017,357
                                                             -----------
                                                             529,205,135

U.S. TREASURY NOTES-26.3%
  7.75%, 12/31/99-1/31/00                       156,600      169,979,220
  8.875%, 2/15/99                               133,000      146,632,500
  9.375%, 4/15/96                                49,000       49,559,090
                                                             -----------
                                                             366,170,810

U.S. TREASURY STRIP-6.2%
  Zero coupon, 5/15/14                          264,000       85,929,360
Total U.S. Treasury Securities
  (cost $955,014,889)                                        981,305,305

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-20.3%
Mobile Homes
  8.25%, 8/15/12                                  1,826        1,910,212
  8.50%, 5/15/08                                  1,304        1,366,676
  8.75%, 4/15/10                                  5,544        5,842,557
  9.00%, 10/15/11                                 1,663        1,769,137
  9.75%, 1/15/02                                  9,131        9,758,633
  10.25%, 6/15/13                                 8,230        8,832,178
  11.25%, 5/15/98                                    47           50,984
                                                             -----------
                                                              29,530,377

Project Loans
  7.00%, 4/15/97                                 17,930       18,120,416
  7.30%, 1/15/31                                  7,667        7,887,426
  8.00%, 4/15/23-2/15/34                         23,730       24,842,310
  8.375%, 7/15/32                                15,570       16,198,133
  8.50%, 11/15/12-7/15/32                        47,506       49,732,800
  8.75%, 1/15/33                                  2,513        2,663,445
  9.00%, 4/15/29-5/15/35                          8,150        8,674,177
  9.25%, 4/15/32                                  6,980        7,275,189
  9.50%, 8/15/31                                 10,315       11,043,065
  10.50%, 8/15/29                                 5,796        6,447,833
  10.75%, 5/15/28                                 4,999        5,587,403
                                                             -----------
                                                             158,472,197

Single Family Homes
  7.00%, 3/15/35-5/15/35                          7,862        7,945,269
  7.05%, 9/15/25                                  7,081        7,156,384
  7.50%, 2/15/23-1/15/35                         10,191       10,534,768
  7.80%, 11/15/34                                15,115       15,724,016
  8.125%, 10/15/29                               27,378       28,661,031
  8.25%, 5/15/10                                  1,819        1,903,098
  8.43%, 7/15/27                                  4,934        5,165,522
  9.00%, 9/20/24                                 16,812       17,893,980
                                                             -----------
                                                              94,984,068

Total Government National Mortgage Association
  (cost $276,300,487)                                        282,986,642

FEDERAL AGENCY SECURITIES-7.7%
Federal Housing Authority
  11.93%, 1/01/29                                 7,928        8,126,381
Financial Assistance Corp.
  9.45%, 11/21/03                                26,000       28,567,500
  9.50%, 4/16/04                                 31,506       35,257,104
Overseas Private Investment Corporation
  Series 94-195 FRN
  6.08%, 8/15/04                                  9,000        9,115,020


4



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
------------------------------------------------------------------------
Small Business Administration
  BS93-2A (I/O) FRN
  8.40%, 3/15/18 (a)(b)                         $14,356   $   15,385,340
  BS93-5A (I/O) FRN
  7.00%, 6/15/18 (a)(b)                          11,708       11,038,746

Total Federal Agency Securities
  (cost $111,122,773)                                        107,490,091

COLLATERALIZED MORTGAGE OBLIGATION-0.5%
Vendee Mortgage Trust
  1993-2 FRN (I/O)
  9.50%, 6/15/23 (a)
  (cost $ 7,972,529)                              7,973        6,351,035

TOTAL INVESTMENTS-99.1%
  (cost $1,350,410,678)                                    1,378,133,073
Other assets less liabilities-0.9%                            12,031,877

NET ASSETS-100%                                           $1,390,164,950


(a) Interest rate represents yield to maturity, and principal amount represents amortized cost.

(b)  Illiquid security (see Notes A & F).

     Glossary of Terms:
     FRN - Floating rate note.
     I/O - Interest Only.

     See notes to financial statements.


5



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,350,410,678)     $1,378,133,073
  Cash                                                               2,654,901
  Interest receivable                                               24,377,451
  Receivable for capital stock sold                                    962,404
  Prepaid expenses and other assets                                     98,893
  Total assets                                                   1,406,226,722

LIABILITIES
  Payable for investment securities purchased                        7,804,766
  Dividends payable                                                  4,701,803
  Advisory fee payable                                               1,861,935
  Payable for capital stock redeemed                                 1,042,262
  Distribution fee payable                                             175,411
  Accrued expenses                                                     475,595
  Total liabilities                                                 16,061,772

NET ASSETS                                                      $1,390,164,950

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      171,320
  Additional paid-in capital                                     1,526,892,435
  Distributions in excess of net investment income                    (823,478)
  Accumulated net realized loss                                   (163,797,722)
  Net unrealized appreciation of investments                        27,722,395
                                                                ---------------
                                                                $1,390,164,950

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($455,168,302/
    56,092,740 shares of capital stock issued and outstanding)           $8.11
  Sales charge-4.25% of public offering price                              .36
  Maximum offering price                                                 $8.47

  CLASS B SHARES
  Net asset value and offering price per share($754,402,296/
    92,973, 878 shares of capital stock issued and outstanding)          $8.11

  CLASS C SHARES
  Net asset value, redemption and offering price per share($180,594,352/
    22,253,127 shares of capital stock issued and outstanding)           $8.12


See notes to financial statements.


6



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $58,180,025

EXPENSES
  Advisory fee                                         $3,700,998
  Distribution fee - Class A                              684,915
  Distribution fee - Class B                            3,808,436
  Distribution fee - Class C                              895,449
  Transfer agency                                         866,504
  Custodian                                                90,516
  Printing                                                 86,369
  Taxes                                                    72,378
  Administrative                                           71,822
  Audit and legal                                          65,579
  Registration                                             27,768
  Directors' fees                                           5,336
  Miscellaneous                                            22,430
  Total expenses                                                     10,398,500
  Net investment income                                              47,781,525

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    5,419,586
  Net change in unrealized appreciation of investments               20,515,424
  Net gain on investments                                            25,935,010

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $73,716,535


See notes to financial statements.


7



STATEMENT OF CHANGES
IN NET ASSETS                      ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                              DECEMBER 31,1995     YEAR ENDED
                                                 (UNAUDITED)      JUNE 30,1995
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                        $   47,781,525   $  108,632,124
  Net realized gain (loss) on investments           5,419,586      (64,741,614)
  Net change in unrealized appreciation of
    investments                                    20,515,424       87,484,438
  Net increase in net assets from operations       73,716,535      131,374,948

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                                         (16,607,049)     (38,253,548)
  Class B                                         (25,026,814)     (56,201,323)
  Class C                                          (5,883,195)     (15,168,018)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                    (55,740,198)     (72,782,075)
  Total decrease                                  (29,540,721)     (51,030,016)

NET ASSETS
  Beginning of period                           1,419,705,671    1,470,735,687
  End of period                                $1,390,164,950   $1,419,705,671


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Bond Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified open end management investment company. The Fund, which is a Maryland corporation operates as a series company currently comprised of two portfolios: Corporate Bond Portfolio and U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The financial statements and notes include the operations of the U.S. Government Portfolio (the 'Portfo1io') only. The Portfolio offers three classes of shares; Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last reported sales price on such exchange. Listed securities not traded and securities traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, are valued at the mean of the closing bid and asked price as obtained from a recognized pricing service and brokers. Securities for which bid and asked price quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The portfolio accretes original issue discount as adjustments to income.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the investment advisory agreement, the Portfolio pays Alliance Capital Management L.P., (the 'Adviser'), an advisory fee equal to .60 of 1% of the first $500 million, and .50 of 1% in excess of $500 million on an annualized basis, of its net assets at the end of each quarter. The Adviser has agreed to reimburse the Portfolio pursuant to the securities laws of certain states to the extent its aggregate annual expenses (exclusive of interest, taxes, brokerage, distribution fees and extraordinary expenses) exceed 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. No such reimbursement was required for the six months ended December 31, 1995. Pursuant to the advisory agreement the Portfolio paid $71,822 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended December 31, 1995.

The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $561,226 for the six months ended December 31, 1995.


9



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                        ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Portfolio's shares. The Distributor received front-end sales charges of $57,959 from the sale of Class A shares and $1,477,757 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Portfolio has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to the Class A shares and 1% of the Portfolio's average daily net assets attributable to the Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $12,116,547, and $2,566,713 for Class B and Class C shares, respectively; such costs may be recovered from the Portfolio in future periods, so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments), aggregated $1,795,693,579 and $1,855,979,656, respectively, for the six months ended December 31, 1995. At December 31, 1995, the cost of securities for federal income tax purposes was $1,351,074,047. Accordingly, gross unrealized appreciation of investments was $34,285,347 and gross unrealized depreciation of investments was $7,226,321, resulting in net unrealized appreciation of $27,059,026. For federal income tax purposes, the Portfolio had a capital loss carryforward at June 30, 1995 of approximately $111,119,347 of which $19,845,081 expires in 1998, $8,257,319 in 1999, and
$83,016,947 in 2003.


10



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 600,000,000 shares of $.001 par value capital stock authorized, for the Portfolio of which 200,000,000 shares are designated for Class A, Class B and Class C shares, respectively. Transactions in capital stock were as follows:


                                SHARES                      AMOUNT
                   ----------------------------- ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                   DECEMBER 31,1995    JUNE 30,  DECEMBER 31,1995   JUNE 30,
                       (UNAUDITED)       1995      (UNAUDITED)        1995
                      ------------  ------------  -------------  --------------
CLASS A
Shares sold             4,077,418     9,001,368   $ 32,463,890   $  69,178,564
Shares issued in
  reinvestment of
  dividends             1,098,371     2,226,877      8,729,016      17,158,946
Shares redeemed        (7,330,151)  (14,571,760)   (58,262,975)   (112,341,061)
Net decrease           (2,154,362)   (3,343,515)  $(17,070,069)  $ (26,003,551)

CLASS B
Shares sold             6,074,828    25,073,085   $ 48,246,999   $ 192,424,585
Shares issued in
  reinvestment of
  dividends             1,352,473     2,907,922     10,748,042      22,420,168
Shares redeemed       (11,703,464)  (27,250,780)   (93,004,355)   (209,527,642)
Net increase
  (decrease)           (4,276,163)      730,227   $(34,009,314)  $   5,317,111

CLASS C
Shares sold             3,660,056     6,046,572   $ 29,161,433   $  46,423,819
Shares issued in
  reinvestment of
  dividends               217,202       836,828      1,726,609       6,463,373
Shares redeemed        (4,480,021)  (13,632,303)   (35,548,857)   (104,982,827)
Net decrease             (602,763)   (6,748,903)  $ (4,660,815)  $ (52,095,635)



NOTE F: ILLIQUID SECURITIES

                                    DATE
SECURITY                          ACQUIRED        COST
--------                          --------    -----------
Small Business Administration
  BS93-2A (I/O)
  8.40%, 3/15/18 FRN               1/28/93    $14,356,384
  BS93-5A (I/O)
  7.00%, 6/15/18 FRN               1/26/94     11,707,708
                                              -----------
                                              $26,064,092


The securities shown above are illiquid and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at December 31, 1995 aggregated $26,424,086, representing 1.9% of net assets.


11



FINANCIAL HIGHLIGHTS               ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                    YEAR ENDED JUNE 30,
                                               1995      ------------------------------------------------------
                                            (UNAUDITED)      1995       1994        1993       1992       1991
                                           ------------  ---------  ----------  ---------  ---------  ---------
Net asset value, beginning of period          $7.96         $7.84      $8.64       $8.34      $8.01      $8.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .29(d)        .64        .65         .69        .70        .81
Net realized and unrealized gain(loss)
  on investments                                .15           .13       (.80)        .29        .35       (.11)
Net increase (decrease) in net asset
  value from operations                         .44           .77       (.15)        .98       1.05        .70

LESS: DISTRIBUTIONS
Dividends from net investment income           (.29)         (.65)      (.65)       (.68)      (.72)      (.83)
Net asset value, end of period                $8.11         $7.96      $7.84       $8.64      $8.34      $8.01

TOTAL RETURN
Total investment return based on net
  asset value (c)                              5.67%        10.37%     (1.93)%     12.23%     13.52%      8.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $455,168      $463,660   $482,595    $527,968   $492,448   $491,910
Ratio of expenses to average net assets        1.01%(a)      1.01%      1.02%       1.10%      1.12%      1.07%
Ratio of net investment income to
  average net assets                           7.31%(a)      8.27%      7.76%       8.04%      8.43%     10.02%
Portfolio turnover rate                         127%          190%       188%        386%       418%       402%


See footnote summary on page 14.


12



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS B
                                           ------------------------------------------------------------
                                           SIX MONTHS                                     SEPTEMBER 30,
                                              ENDED                                           1991(B)
                                           DECEMBER 31,          YEAR ENDED JUNE 30,             TO
                                               1995      ---------------------------------   JUNE 30,
                                            (UNAUDITED)      1995        1994        1993      1992
                                           ------------  ---------  -----------  ---------  -----------
Net asset value, beginning of period          $7.96         $7.84       $8.64       $8.34     $8.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .26(d)        .58         .59         .62       .49
Net realized and unrealized gain (loss)
  on investments                                .15           .13        (.80)        .30       .09
Net increase (decrease) in net asset
  value from operations                         .41           .71        (.21)        .92       .58

LESS: DISTRIBUTIONS
Dividends from net investment income           (.26)         (.59)       (.59)       (.62)     (.49)
Net asset value, end of period                $8.11         $7.96       $7.84       $8.64     $8.34

TOTAL RETURN
Total investment return based on net
  asset value (c)                              5.30%         9.52%      (2.63)%     11.45%     6.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $754,402      $774,097    $756,282    $552,471   $32,227
Ratio of expenses to average net assets        1.72%(a)      1.72%       1.72%       1.81%     1.80%(a)
Ratio of net investment income to
  average net assets                           6.61%(a)      7.57%       7.04%       7.25%     7.40%(a)
Portfolio turnover rate                         127%          190%        188%        386%      418%


See footnote summary on page 14.


13



FINANCIAL HIGHLIGHTS (CONTINUED)   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C
                                           ------------------------------------------------
                                            SIX MONTHS                             MAY 3,
                                               ENDED                              1993(B)
                                            DECEMBER 31,   YEAR ENDED JUNE 30,       TO
                                                1995     ---------------------    JUNE 30,
                                            (UNAUDITED)      1995       1994       1993
                                           ------------  ---------  ----------  -----------
Net asset value, beginning of period          $7.96         $7.83      $8.64      $8.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .26(d)        .58        .59        .10
Net realized and unrealized gain (loss)
  on investments                                .16           .14       (.81)       .08
Net increase (decrease) in net asset
  value from operations                         .42           .72       (.22)       .18

LESS: DISTRIBUTIONS
Dividends from net investment income           (.26)         (.59)      (.59)      (.10)
Net asset value, end of period                $8.12         $7.96      $7.83      $8.64

TOTAL RETURN
Total investment return based on net
  asset value (c)                              5.43%         9.67%     (2.75)%     2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)  $180,595      $181,948   $231,859    $67,757
Ratio of expenses to average net assets        1.71%(a)      1.71%      1.70%      1.80%(a)
Ratio of net investment income to
  average net assets                           6.61%(a)      7.59%      6.97%      6.00%(a)
Portfolio turnover rate                         127%          190%       188%       386%


(a)  Annualized.

(b)  Commencement of distribution.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(d)  Based on average shares outstanding.


14



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
EUGENE F. O'NEIL (1)
ROBERT C. WHITE (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PAUL J. DENOON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


15



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

USGSR